Organization and Nature of Operations - Balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 27,854,224	$ 4,370,936	¥ 8,938,341
Restricted cash	2,638,840	414,092	1,234,178
Time deposits and short-term investments	19,668,239	3,086,376	19,701,382
Trade receivable, net of allowance for credit losses of nil, and RMB467 as of December 31, 2020 and 2021, respectively	120,541	18,916	115,549
Inventories	1,617,890	253,882	1,048,004
Prepayments and other current assets, net of allowance for credit losses of nil, and RMB2,192 as of December 31, 2020 and 2021, respectively	480,680	75,429	353,655
Non-current assets:
Long-term investments	156,306	24,528	162,853	¥ 126,181	¥ 177,141
Property, plant and equipment, net	4,498,269	705,877	2,478,687
Operating lease right-of-use assets, net	2,061,492	323,493	1,277,006
Intangible assets, net	751,460	117,920	683,281
Other noncurrent assets, net of allowance for credit losses of nil, and RMB3,757 as of December 31, 2020 and 2021, respectively	1,981,076	310,872	321,184
Total assets	61,848,913	9,705,443	36,373,276
Current liabilities:
Short-term borrowings	37,042	5,813
Trade and notes payable	9,376,050	1,471,307	3,160,515
Amounts due to related parties	37,455	5,878	19,206
Operating lease liabilities, current	473,245	74,262	210,531
Deferred revenue, current	305,092	47,876	271,510	56,695
Accruals and other current liabilities	1,879,368	294,914	647,459
Noncurrent liabilities:
Long-term borrowings	5,960,899	935,395	511,638
Deferred revenue, noncurrent	389,653	61,145	135,658	5,943
Operating lease liabilities, noncurrent	1,369,825	214,955	1,025,253
Finance lease liabilities, noncurrent			366,883
Deferred tax liabilities, non-current	153,723	24,122	36,309
Other noncurrent liabilities	802,259	125,891	184,717
Total liabilities	20,784,611	3,261,558	6,569,679
Total shareholders' equity	41,064,302	6,443,885	29,803,597	¥ (5,674,531)	¥ (2,395,775)
Total liabilities and shareholders' equity	61,848,913	$ 9,705,443	36,373,276
VIEs and VIEs' subsidiaries
Current assets:
Cash and cash equivalents	5,311,800		1,546,193
Restricted cash	2,415,941		1,234,178
Time deposits and short-term investments	8,326,541		2,581,690
Trade receivable, net of allowance for credit losses of nil, and RMB467 as of December 31, 2020 and 2021, respectively	103,056		103,271
Amounts due from the Group companies	23,402,104		7,704,630
Inventories	1,396,992		271,379
Prepayments and other current assets, net of allowance for credit losses of nil, and RMB2,192 as of December 31, 2020 and 2021, respectively	220,402		254,061
Non-current assets:
Investment in subsidiaries			609,748
Long-term investments	97,854		97,937
Property, plant and equipment, net	2,329,507		2,335,824
Operating lease right-of-use assets, net	731,874		1,182,134
Intangible assets, net	703,274		682,083
Other noncurrent assets, net of allowance for credit losses of nil, and RMB3,757 as of December 31, 2020 and 2021, respectively	1,107,674		218,531
Total assets	46,147,019		18,821,659
Current liabilities:
Short-term borrowings	31,547
Trade and notes payable	8,547,181		3,107,646
Amounts due to the Group companies	31,999,140		12,203,705
Amounts due to related parties	1,277		19,206
Operating lease liabilities, current	80,606		170,033
Deferred revenue, current			230,720
Accruals and other current liabilities	515,036		453,731
Noncurrent liabilities:
Long-term borrowings	479,453		511,638
Deferred revenue, noncurrent	8,704		102,898
Operating lease liabilities, noncurrent	719,628		973,455
Finance lease liabilities, noncurrent			366,883
Deferred tax liabilities, non-current	153,723		36,309
Other noncurrent liabilities	14,333		157,907
Total liabilities	42,550,628		18,334,131
Total shareholders' equity	3,596,391		487,528
Total liabilities and shareholders' equity	¥ 46,147,019		¥ 18,821,659